Reconciliation of net cash flow to movement in net debt (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Net Debt

	2020 £m	2019 £m	2018 £m
Net debt, as previously reported	(25,215)	(21,621)	(13,178)
Implementation of IFRS 16	—	(1,303)	—

Net debt at beginning of year, as adjusted	(25,215)	(22,924)	(13,178)
Increase in cash and bank overdrafts	470	826	479
Increase/(decrease) in liquid investments	1	(1)	—
Increase in long-term loans	(3,298)	(4,794)	(10,138)
Repayment of short-term Notes	3,738	4,160	2,067
Repayment of/(increase in) other short-term loans	3,567	(3,095)	(81)
Repayment of lease liabilities	227	214	28
Debt of subsidiary undertakings acquired	—	(524)	—
Exchange adjustments	(135)	1,015	(776)
Other non-cash movements	(135)	(92)	(22)

Movement in net debt	4,435	(2,291)	(8,443)

Net debt at end of year	(20,780)	(25,215)	(21,621)

Summary of Analysis of Changes in Net Debt

Analysis of changes in net debt	At 1 January 2020 £m	Exchange £m	Other £m	Profit and loss £m	Reclassifications £m	Cash flow £m	At 31 December 2020 £m
Liquid investments	79	—	—	—	—	(1)	78

Cash and cash equivalents	4,707	(44)	—	—	—	1,629	6,292
Cash and cash equivalents – AHFS	507	—	—	—	—	(507)	—
Overdrafts	(383)	5	—	—	—	(652)	(1,030)

	4,831	(39)	—	—	—	470	5,262

Debt due within one year:
Commercial paper	(3,586)	(50)	—	—	—	3,619	(17)
European/US Medium Term Notes and bank facilities	(2,658)	38	—	—	(3,468)	3,738	(2,350)
Lease liabilities	(240)	(4)	16	—	(229)	227	(230)
Other	(51)	12	(7)	—	—	(52)	(98)

	(6,535)	(4)	9	—	(3,697)	7,532	(2,695)

Debt due after one year:
European/US Medium Term Notes and bank facilities	(22,580)	(104)	(4)	(20)	3,468	(3,298)	(22,538)
Lease liabilities	(1,010)	19	(125)	—	229	—	(887)

	(23,590)	(85)	(129)	(20)	3,697	(3,298)	(23,425)

Net debt	(25,215)	(128)	(120)	(20)	—	4,7 03	(20,780)

Analysis of changes in liabilities from financing activities
Debt due within one year	(6,535)	(4)	9	—	(3,697)	7,532	(2,695)
Debt due after one year	(23,590)	(85)	(129)	(20)	3,697	(3,298)	(23,425)
Derivative financial instruments	335	—	(643)	353	—	(119)	(74)
Other financing items	—	—	357	(357)	—	—	—
Interest payable	(244)	1	—	(868)	—	864	(247)

Total liabilities from financing activities	(30,034)	(88)	(406)	(892)	—	4,979	(26,441)

	At 1 January 2019 £m	IFRS 16 Implementation £m	Exchange £m	Debt acquired £m	Other £m	Profit and loss £m	Reclassifications £m	Cash flow £m	At 31 December 2019 £m
2019 Analysis of changes in liabilities from financing activities
Debt due within one year	(5,521)	(229)	348	(464)	(1)	—	(1,758)	1,090	(6,535)
Debt due after one year	(20,271)	(1,074)	755	(60)	(104)	(27)	1,758	(4,567)	(23,590)
Derivative financial instruments	129	—	(1)	—	188	21	—	(2)	335
Other financing items	—	—	(189)	—	—	—	—	189	—
Interest payable	(239)	—	1	—	(3)	(898)	—	895	(244)

Total liabilities from financing activities	(25,902)	(1,303)	914	(524)	80	(904)	—	(2,395)	(30,034)